Bow River Capital Evergreen Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Value
Private Investments - 84.9%
Direct Investments - 42.0%
Credit - 4.5%
Opportunistic - 1.3%
CL-EA Co-Investment Opportunities I, LP, 10.83% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000(1),(2)	$5,966,383
Digital Alpha Solutions Fund, LP, 14.86% (SOFR3M + 9.50% PIK + CSA)(1),(2)	4,348,364
Palmer Square Loan Funding 2021-3, Ltd.(1)	424,000
Sand Trust Series 21-1A - Class SUB, 10/15/2034(1),(2)	595,600
11,334,347

Senior Credit - 1.7%
AP DSB Co-Invest II, LP(1),(2),(4)	239
BSPT Acquisition, Inc. T/L, 10.06% (SOFR1M + 5.50%), 1/4/2027, principal $3,355,244(1),(3)	3,293,303
ClearScale, LLC T/L A, 13.21% (SOFR1M + 8.40%), 11/19/2025, principal $981,679(1),(3)	995,028
Corsair Blade IV (Luxembourg) S.a.r.l., 8.09% (EurlBOR3M + 5.75%, principal EUR 1,558,844) and 10.21% (SONIA + 5.75%, principal GBP 2,171,024), 1/5/2031(1),(3)	4,702,034
Pathstone Family Office, LLC, 9.43% (SOFR1M + 6.75% + CSA), 5/19/2029, principal $2,953,575(1),(3)	2,768,608
VCPF III Co-Invest 1-A, LP(1),(2)	2,772,555
14,531,767

Subordinated Credit - 1.5%
Eagle Point SRT Co-Invest I, LP, 10.34% (EurlBOR3M + 8.00%), 9/26/2031, principal EUR 6,250,000(1),(3),(5)	4,797,517
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 6,404,071(1),(2)	6,140,186
Polaris Newco, 13.45% (SOFR3M + 9.00% + CSA, 1.00% Floor), 6/3/2029, principal $2,150,195(1),(3)	2,040,694
12,978,397
38,844,511
Equity - 37.5%
Buyout - 37.2%
ACP Hyperdrive Co-Invest, LLC(1),(2),(4)	2,430,685
Acquiom Financial, LLC(1),(3),(4)	5,000,000
AE Co-Investment Partners Fund III-R, LP(1),(3),(4)	12,031,160
Alpine Investors Iceman CV[-A], LP(1),(2),(4)	9,738,519
AP DSB Co-Invest II, LP(1),(2),(4)	4,189,786
AP Goat Co-Invest, LP(1),(2),(4)	4,946,212
Biloxi Co-Investment Partners, LP(1),(2),(4)	2,573,318
Butterfly Nourish Co-Invest, LP(1),(2),(4)	8,733,827
BW Colson Co-Invest Feeder (Cayman), LP(1),(2),(4)	5,841,431
BW Phoenix Co-Invest, LP(1),(2),(4)	8,656,790
Carlyle Riser Co-Investment, LP(1),(2),(4)	2,532,078
CIP IX Co-Investment Vehicle 2, LP(1),(3),(4)	10,678,212
Constellation 2022, LP(1),(2),(4)	3,613,867
Corsair Amore Investors, LP(1),(3),(4)	1,587,050
Corsair Riva Munich Co-Investment, LP(1),(2),(4)	9,017,847
Coyote 2021, LP(1),(2),(4)	7,768,381
DSG Group Holdings, LP(1),(3),(4)	8,525,103
Enak Aggregator, LP(1),(2),(4)	3,906,171
Falcon Co-Investment Partners, LP(1),(2),(4)	3,079,063
H.I.G. Starlite-A Co-Investment, LP(1),(3),(4)	7,750,211
Hg Vega Co-Invest, LP(1),(2),(4)	8,787,835
ISH Co-Investment Aggregator, LP(1),(2),(4)	2,579,185
IvyRehab Holdings, LLC(1),(3),(4),(6)	9,554,041
KKR Game Changer Co-Invest, LP(1),(3),(4)	8,400,000
NCS Investment, LP(1),(3),(4),(6)	5,060,000
OceanSound Partners Co-Invest II, LP - Series B(1),(2),(4)	11,552,928
OceanSound Partners Co-Invest II, LP - Series E(1),(2),(4)	12,497,735
OceanSound SMX Continuation Fund, LP(1),(2),(4)	9,873,910
Onex OD Co-Invest, LP(1),(2),(4)	7,320,327
OSP Co-Invest II, LP(1),(2),(4)	9,261,502

Palms Co-Investment Partners, LP(1),(2),(4)	4,310,669
Project Stream Co-Invest Fund, LP(1),(2),(4)	2,162,696
PSC Tiger, LP(1),(2),(4)	6,756,864
SANCY SLP(1),(2),(4)	1,824,634
SCPCV-A, LP(1),(2),(4)	6,836,066
SEP Hamilton III Aggregator, LP(1),(2),(4)	5,230,881
SEP Skyhawk Fund III Aggregator, LP(1),(2),(4)	425,538
SEP Skyhawk Fund III Aggregator II, LP(1),(3),(4)	215,665
Silver Lake Strategic Investors VI, LP(1),(2),(4)	7,059,416
Sprinklyer 2024 Co-Investment I (Feeder) SCSp(1),(2),(4)	10,800,997
TCV Beat Co., LP(1),(2),(4)	6,707,586
TPG IX Evergreen Cl 1, LP(1),(2),(4)	11,717,321
Truelink Alpine, LP(1),(2),(4)	8,324,696
VCF Compass Co-Investor Holdings, LP(1),(2),(4)	7,174,105
VCF Compass Co-Investor Holdings II, LP(1),(2),(4)	860,665
Veregy Parent, LLC(1),(3),(4)	5,071,623
Vistage Equity Investors, LP(1),(2),(4)	9,530,391
Wildcat 21 Co-Invest Fund, LP(1),(2),(4)	3,600,122
WP Gateway Co-Invest, LP(1),(2),(4)	44,322
Yorkville Partners, LP(1),(2),(4)	9,939,887
316,081,318

Growth Equity - 0.3%
WestCap Cerebral Co-Invest 2021, LLC(1),(2),(4)	25,814
WestCap LoanPal Co-Invest 2020, LLC(1),(3),(4)	2,390,387
2,416,201
318,497,519
Total Direct Investments (Cost $255,521,521)	357,342,030

Primary Funds - 13.5%
Credit - 1.0%
Opportunistic - 0.0%
Lynx EBO Fund I (A), LLC(1),(2),(4)	44,325

Senior Credit - 1.0%
Ashgrove Specialty Lending Fund I SCSp RAIF(1),(2),(4)	1,224,699
Ashgrove Specialty Lending Fund II(1),(2),(4)	386,773
Coller Credit Opportunities I - B, LP(1),(2)	4,013,761
Onex Structured Credit Opportunities International Fund I, LLC(1),(2)	875,300
TKO Fund(1),(2),(4)	2,261,939
8,762,472
8,806,797
Equity - 12.5%
Buyout - 9.9%
Avista Capital Partners V, LP(1),(2),(4)	4,191,039
Capital Dynamics Global Secondaries VI, LP(1),(2),(4)	630,329
Dawson Portfolio Finance 4, LP(1),(2),(4)	3,661,203
Dawson Portfolio Finance 5, LP(1),(2),(4)	4,796,666
Ethos Capital Investments, LP(1),(2),(4)	3,958,892
FFL Capital Partners V, LP(1),(2),(4)	8,646,850
Gridiron Capital Fund V, LP(1),(2),(4)	3,314,803
ICG LP Secondaries Fund I, LP(1),(2),(4)	3,291,151
OceanSound Partners Fund, LP(1),(2),(4)	5,591,824
OceanSound Partners Fund II, LP(1),(2),(4)	6,590,939
Overbay Fund XIV Offshore, LP(1),(2),(4)	1,420,102
Sheridan Capital Partners Fund III, LP(1),(2),(4)	3,726,827
SK Capital Partners VI-A, LP(1),(2),(4)	8,499,492
Sumeru Equity Partners Fund III, LP(1),(2),(4)	2,601,894
Sumeru Equity Partners Fund IV, LP(1),(2),(4)	2,553,594
Truelink Capital Fund I-A, LP(1),(2),(4)	8,205,519
Valeas Capital Partners Fund I, LP(1),(2),(4)	12,417,978
84,099,102

Growth Equity - 2.0%
New Vintage Partners Fund I, LP(1),(3),(4)	2,934,968
WestCap Strategic Operator Fund II, LP(1),(2),(4)	6,053,568
WestCap Strategic Operator U.S. Feeder Fund, LP(1),(3),(4)	7,692,467
16,681,003

Opportunistic - 0.5%
Grain Spectrum Holdings III (Cayman), LP(1),(2),(4)	3,862,581

Real Assets - 0.1%
EnCap Energy Transition Fund 1-A, LP(1),(2),(4)	1,312,975
105,955,661
Total Primary Funds (Cost $74,549,443)	114,762,458

Private Investment Funds - 5.7%
Liquid - 5.0%
Bright Meadow Agency MBS Onshore Fund, LP(1),(2),(4)	8,101,676
Ruffer Absolute Institutional, Ltd.(1),(2),(4)	7,130,311
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.(1),(2),(4)	9,997,393
Voleon Composition International Fund(1),(2),(4)	12,600,437
Voloridge Fund, LP(1),(2),(4)	4,749,386
42,579,203

Senior Credit - 0.7%
PIMCO DSCO Fund II Offshore Feeder, LP(1),(2),(4)	5,911,947
Total Private Investment Funds (Cost $43,877,126)	48,491,150

Secondary Funds - 23.7%
Credit - 4.6%
Senior Credit - 2.0%
AG DLI IV (Unlevered), LP(1),(2),(4)	10,809,333
BRCE SPV I, LLC(1),(3),(4)	163,618
Brightwood U.S. Credit Fund, LP(1),(2)	2,985,682
Coller Credit Opportunities I - Annex I, SLP(1),(2)	2,749,104
16,707,737

Subordinated Credit - 2.6%
CCS Co-Investment Vehicle I, LP(1),(2),(4)	4,616,485
CCS Co-Investment Vehicle 2 (Feeder), LP(1),(2),(4)	12,986,664
Coller Capital CBL Fund II(1),(2),(4)	2,311,638
CRG Partners III - Parallel Fund (A), LP(1),(2),(4)	2,146,069
22,060,856
38,768,593

Equity - 19.1%
Buyout - 17.4%
Adams Street 2009 Direct Fund, LP(1),(2),(4)	16,570
Adams Street 2010 Direct Fund, LP(1),(2),(4)	26,399
Adams Street 2011 Direct Fund, LP(1),(2),(4)	34,848
Adams Street 2011 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	112,769
Adams Street 2011 U.S. Fund, LP(1),(2),(4)	210,093
Adams Street 2013 Global Fund, LP(1),(2),(4)	1,471,658
Adams Street 2014 Global Fund, LP(1),(2),(4)	847,509
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	60,175
Adams Street Partnership Fund 2009 U.S. Fund, LP(1),(2),(4)	141,644
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	77,881
Adams Street Partnership Fund 2010 U.S. Fund, LP(1),(2),(4)	185,643
Alchemy Special Opportunities Fund II, LP(1),(2),(4)	1,040,320
Altor Fund IV (No. 1) AB(1),(2),(4)	5,494,071
ASP (Feeder) 2017 Global Fund, LP(1),(2),(4)	1,042,643
Blue Wolf Capital Fund IV, LP(1),(2),(4)	4,214,238
Brentwood Associates Private Equity VI, LP(1),(2),(4)	3,633,365
Coller International Partners VI Feeder Fund, LP - Class A(1),(2),(4)	341,761
Coller International Partners VII Feeder Fund, LP - Series B(1),(2),(4)	1,117,993

Crown Secondaries Special Opportunities II, S.C.S.(1),(2),(4)	8,659,447
Crown Secondaries Special Opportunities II B, S.C.S.(1),(2),(4)	3,520,285
Forrest Holdings I, LP - Class A(1),(2),(4)	783
Forrest Holdings I, LP - Class B(1),(2),(4)	10,964
Gasherbrum Fund II, LP(1),(2),(4)	8,298,521
Graphite Capital Partners VIII D, LP(1),(3),(4)	3,583,614
ICG Europe Fund V Investor Feeder Limited Partnership(1),(2),(4)	766,144
ICG Europe Fund VII Feeder SCSp(1),(2),(4)	6,304,248
ICG Ludgate Hill IV-A Leopard, LP(1),(2),(4)	5,260,766
KH Aggregator, LP(1),(2),(4)	3,707,812
Leeds Equity Partners VI, LP(1),(2),(4)	3,457,124
Leeds Equity Partners VII-A, LP(1),(2),(4)	4,891,034
Onex Fund V, LP(1),(2),(4)	8,131,034
Overbay Capital Partners 2023 Fund Aggregator, LP(1),(2),(4)	12,233,441
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP(1),(3),(4)	12,948,000
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP(1),(3),(4)	22,928,387
Overbay Fund XIV (AIV III), LP(1),(2),(4)	906,140
Overbay Fund XIV Offshore (AIV), LP(1),(2),(4)	2,233,119
Porcupine Holdings, LP - Class A(1),(2),(4)	2,603,111
Porcupine Holdings, LP - Class B(1),(2),(4)	1,568,712
Resolute Fund IV, LP(1),(2),(4)	6,134,637
Resolute III Continuation Fund, LP(1),(2),(4)	8,676,295
SEP Hamilton, LP(1),(3),(4),(6)	1,197,487
148,090,685

Growth Equity - 1.7%
NVP Monogram Co-Invest, LP(1),(3),(4)	13,928,169

Real Assets - 0.0%
Global Infrastructure Partners II-C, LP(1),(2),(4)	331,475
162,350,329
Total Secondary Funds (Cost $145,982,084)	201,118,922

Total Private Investments (Cost $519,930,174)	721,714,560

U.S. Treasury Bills - 7.0%
United States Treasury Bill, 4.20% OID, 7/1/2025, principal $60,000,000(7)	59,192,700
Total U.S. Treasury Bills (Cost $59,192,700)	59,192,700

Short-Term Investments - 10.9%
UMB Money Market Fiduciary, 0.01%, shares 43,774,090(8),(9)	43,774,090
UMB Money Market Special, 4.19%, shares 48,570,271(8),(9)	48,570,271
Total Short-Term Investments (Cost $92,344,361)	92,344,361

Total Investments (Cost $671,467,235) - 102.8%	$873,251,621
Other liabilities in excess of assets - -2.8%	(23,538,085)
Net Assets - 100%	$849,713,536

CSA - Credit Spread Adjustment

EUR - European Union Currency (Euro)

EurlBOR3M - Three Month Euribor Rate

GBP - Great Britain Pound

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Payment In Kind

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SOFR1M - One Month Average Secured Overnight Financing Rate

SOFR3M - Three Month Average Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $721,714,560, which represents 84.9% of total net assets of the Fund. Please refer to the Restricted Securities in the Notes to the Consolidated Schedule of Investments.
[2]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $160,237,346, which represents 18.9% of total net assets of the Fund.
[4]	Non-income producing.
[5]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Reverb, Ltd.
[6]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Spartan I, LLC.
[7]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, BRC UMB, LLC.
[8]	Rate disclosed represents the seven day yield as of the Fund's period end.
[9]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On June 30, 2025, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

		Currency	Currency	Contract Amount				Unrealized
Settlement Date	Counterparty	Purchased	Sold	Buy	Sell		Value	Depreciation
September 30, 2025	Bannockburn Global Forex, LLC	USD	EUR	$46,928,000	EUR	40,000,000	$47,411,085	$(483,085)
								$(483,085)

Bow River Capital Evergreen Fund

Consolidated Summary of Investments

June 30, 2025 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	59.5%
Global	14.2%
Europe	11.2%
Total Private Investments	84.9%
U.S. Treasury Bills	7.0%
Short-Term Investments	10.9%
Total Investments	102.8%
Liabilities in excess of other assets	-2.8%
Net Assets	100.0%

See accompanying Notes to the Consolidated Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the CONSOLIDATED schedule of investments

JUNE 30, 2025 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2025 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,430,685	0.3%
Acquiom Financial, LLC	June 27, 2025	5,004,000	5,000,000	0.6%
Adams Street 2009 Direct Fund, LP	April 1, 2022	17,881	16,570	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	19,579	26,399	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	35,423	34,848	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	71,991	112,769	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	127,233	210,093	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	1,119,471	1,471,658	0.2%
Adams Street 2014 Global Fund, LP	April 1, 2022	598,193	847,509	0.1%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	46,037	60,175	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	126,537	141,644	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	54,766	77,881	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	132,575	185,643	0.0%
AE Co-Investment Partners Fund III-R, LP	February 21, 2025	8,035,160	12,031,160	1.4%
AG DLI IV (Unlevered), LP	April 28, 2023	7,390,957	10,809,333	1.3%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	1,040,320	0.1%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,254,639	9,738,519	1.1%
Altor Fund IV (No. 1) AB	August 12, 2022	5,583,571	5,494,071	0.6%
AP DSB Co-Invest II, LP	July 30, 2021	1,804,340	4,189,786	0.5%
AP DSB Co-Invest II, LP	July 30, 2021	-	239	0.0%
AP Goat Co-Invest, LP	January 24, 2025	4,950,034	4,946,212	0.6%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	795,437	1,224,699	0.1%
Ashgrove Specialty Lending Fund II	August 30, 2024	453,367	386,773	0.0%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	669,046	1,042,643	0.1%
Avista Capital Partners V, LP	March 16, 2021	2,632,551	4,191,039	0.5%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,460,680	2,573,318	0.3%
Blue Wolf Capital Fund IV, LP	December 31, 2024	2,699,746	4,214,238	0.5%
BRCE SPV I, LLC	May 22, 2020	402,326	163,618	0.0%
Brentwood Associates Private Equity VI, LP	December 31, 2024	2,492,014	3,633,365	0.4%
Bright Meadow Agency MBS Onshore Fund, LP	April 4, 2025	8,004,000	8,101,676	1.0%
Brightwood U.S. Credit Fund, LP	September 13, 2024	2,113,822	2,985,682	0.4%
BSPT Acquisition, Inc. T/L	February 19, 2025	1,905,707	3,293,303	0.4%
Butterfly Nourish Co-Invest, LP	February 3, 2023	3,434,753	8,733,827	1.0%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,062,822	5,841,431	0.7%
BW Phoenix Co-Invest, LP	February 9, 2024	7,059,621	8,656,790	1.0%
Capital Dynamics Global Secondaries VI, LP	December 27, 2024	526,730	630,329	0.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	-	2,532,078	0.3%
CCS Co-Investment Vehicle 2 (Feeder), LP	December 20, 2024	10,384,879	12,986,664	1.5%
CCS Co-Investment Vehicle I, LP	March 29, 2024	3,153,590	4,616,485	0.5%
CIP IX Co-Investment Vehicle 2, LP	April 4, 2025	9,822,347	10,678,212	1.3%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	4,848,892	5,966,383	0.7%
ClearScale LLC T/L A	February 15, 2025	562,785	995,028	0.1%
Coller Capital CBL Fund II	October 11, 2024	1,747,524	2,311,638	0.3%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	1,630,267	2,749,104	0.3%
Coller Credit Opportunities I - B, LP	January 5, 2022	2,870,872	4,013,761	0.5%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	2,147	341,761	0.0%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,117,993	0.1%
Constellation 2022, LP	August 12, 2022	1,318,780	3,613,867	0.4%
Corsair Amore Investors, LP	May 27, 2022	5,867,714	1,587,050	0.2%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	4,341,275	4,702,034	0.6%
Corsair Riva Munich Co-Investment, LP	March 28, 2025	5,165,183	9,017,847	1.1%
Coyote 2021, LP	March 29, 2021	2,615,483	7,768,381	0.9%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	1,876,669	2,146,069	0.3%
Crown Secondaries Special Opportunities II B, S.C.S.	September 26, 2024	7,027,091	8,659,447	1.0%
Crown Secondaries Special Opportunities II, S.C.S.	September 26, 2024	2,784,179	3,520,285	0.4%
Dawson Portfolio Finance 4, LP	November 10, 2020	2,343,065	3,661,203	0.4%
Dawson Portfolio Finance 5, LP	February 24, 2022	3,979,942	4,796,666	0.6%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,538,109	4,348,364	0.5%
DSG Group Holdings, LP	September 9, 2022	5,585,674	8,525,103	1.0%
Eagle Point SRT Co-Invest I, LP	October 18, 2024	4,445,372	4,797,517	0.6%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Enak Aggregator, LP	January 18, 2022	2,861,507	3,906,171	0.5%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	11,474	1,312,975	0.2%
Ethos Capital Investments, LP	August 16, 2023	2,224,249	3,958,892	0.5%
Falcon Co-Investment Partners, LP	January 26, 2022	3,029,283	3,079,063	0.4%
FFL Capital Partners V, LP	June 16, 2022	6,031,240	8,646,850	1.0%
Forrest Holdings I, LP - Class A	March 17, 2021	-	783	0.0%
Forrest Holdings I, LP - Class B	March 17, 2021	-	10,964	0.0%
Gasherbrum Fund II, LP	May 30, 2024	6,359,703	8,298,521	1.0%
Global Infrastructure Partners II-C, LP	January 14, 2022	-	331,475	0.0%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,717,921	3,862,581	0.5%
Graphite Capital Partners VIII D, LP	June 30, 2020	-	3,583,614	0.4%
Gridiron Capital Fund V, LP	November 27, 2023	3,002,776	3,314,803	0.4%
H.I.G. Starlite-A Co-Investment, LP	April 11, 2025	7,754,211	7,750,211	0.9%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	8,787,835	1.0%
ICG Europe Fund V Investor Feeder Limited Partnership	April 4, 2024	454,501	766,144	0.1%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	1,922,686	6,304,248	0.7%
ICG LP Secondaries Fund I, LP	July 31, 2023	2,752,868	3,291,151	0.4%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,592,175	5,260,766	0.6%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,579,185	0.3%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	9,554,041	1.1%
KH Aggregator, LP	November 30, 2020	1,478,302	3,707,812	0.4%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	1.0%
Leeds Equity Partners VI, LP	December 31, 2024	3,154,184	3,457,124	0.4%
Leeds Equity Partners VII-A, LP	December 31, 2024	4,525,425	4,891,034	0.6%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	44,325	0.0%
NCS Investment, LP	June 12, 2025	5,064,000	5,060,000	0.6%
New Vintage Partners Fund I, LP	March 28, 2025	2,275,335	2,934,968	0.3%
NVP monogram Co-Invest, LP	March 28, 2025	11,000,629	13,928,169	1.6%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	11,552,928	1.4%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	73,529	12,497,735	1.5%
OceanSound Partners Fund II, LP	January 12, 2024	5,011,709	6,590,939	0.8%
OceanSound Partners Fund, LP	December 27, 2021	1,965,036	5,591,824	0.7%
OceanSound SMX Continuation Fund, LP	March 29, 2024	6,682,296	9,873,910	1.2%
Onex Fund V, LP	September 30, 2022	5,908,945	8,131,034	1.0%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	7,320,327	0.9%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	108,841	875,300	0.1%
OSP Co-Invest II, LP	January 5, 2024	5,952,971	9,261,502	1.1%
Overbay Capital Partners 2023 Fund Aggregator, LP	September 30, 2024	8,781,420	12,233,441	1.4%
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP	May 23, 2025	9,964,000	12,948,000	1.5%
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP	April 25, 2025	17,791,245	22,928,387	2.7%
Overbay Fund XIV (AIV III), LP	March 26, 2021	-	906,140	0.1%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	-	2,233,119	0.3%
Overbay Fund XIV Offshore, LP	January 22, 2021	404,618	1,420,102	0.2%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	682,936	424,000	0.0%
Palms Co-Investment Partners, LP	June 3, 2022	3,815,259	4,310,669	0.5%
PARIOU SLP	October 14, 2022	5,063,971	6,140,186	0.7%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,768,608	0.3%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	5,911,947	0.7%
Polaris Newco	June 18, 2021	1,944,555	2,040,694	0.2%
Porcupine Holdings, LP - Class A	December 29, 2021	1,663,964	2,603,111	0.3%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,568,712	0.2%

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,751	2,162,696	0.3%
PSC Tiger, LP	September 6, 2024	5,622,313	6,756,864	0.8%
Resolute Fund IV, LP	December 31, 2024	5,404,229	6,134,637	0.7%
Resolute III Continuation Fund, LP	September 27, 2024	8,019,171	8,676,295	1.0%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	7,004,000	7,130,311	0.8%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	11,004,000	9,997,393	1.2%
SANCY SLP	October 14, 2022	1,706,492	1,824,634	0.2%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	595,600	0.1%
SCPCV-A, LP	March 29, 2024	6,487,283	6,836,066	0.8%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,519,336	5,230,881	0.6%
SEP Hamilton, LP	June 30, 2023	941,500	1,197,487	0.1%
SEP Skyhawk Fund III Aggregator II, LP	April 25, 2025	219,665	215,665	0.0%
SEP Skyhawk Fund III Aggregator, LP	July 9, 2021	510,356	425,538	0.1%
Sheridan Capital Partners Fund III, LP	March 31, 2023	2,314,134	3,726,827	0.4%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,010,309	7,059,416	0.8%
SK Capital Partners VI-A, LP	April 26, 2024	5,076,968	8,499,492	1.0%
Sprinklyer 2024 Co-Investment I (Feeder) SCSp	March 14, 2025	9,981,285	10,800,997	1.3%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,147,044	2,601,894	0.3%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	2,506,483	2,553,594	0.3%
TCV Beat Co., LP	September 27, 2024	7,068,051	6,707,586	0.8%
TKO Fund	November 4, 2022	1,191,676	2,261,939	0.3%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	11,717,321	1.4%
Truelink Alpine, LP	July 31, 2024	4,160,667	8,324,696	1.0%
Truelink Capital Fund I-A, LP	July 31, 2024	5,985,279	8,205,519	1.0%
Valeas Capital Partners Fund I, LP	October 31, 2024	7,433,965	12,417,978	1.5%
VCF Compass Co-Investor Holdings II, LP	March 21, 2025	790,253	860,665	0.1%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,000	7,174,105	0.8%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,954,543	2,772,555	0.3%
Veregy Parent, LLC	November 3, 2020	3,005,300	5,071,623	0.6%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	9,530,391	1.1%
Voleon Composition International Fund	February 29, 2024	10,004,000	12,600,437	1.5%
Voloridge Fund, LP	November 1, 2020	3,655,641	4,749,386	0.6%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	265,814	25,814	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,476,974	2,390,387	0.3%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,424,438	6,053,568	0.7%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,361,425	7,692,467	0.9%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	1,912,397	3,600,122	0.4%
WP Gateway Co-Invest, LP	October 2, 2023	-	44,322	0.0%
Yorkville Partners, LP	November 18, 2024	10,004,000	9,939,887	1.2%
		$519,930,174	$721,714,560	84.9%